Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,678.75
Previously Paid Amount	1.40
Total Fee Amount	2.03
Total Offset Amount	0.00
Net Fee	$ 0.63
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A